ACQUISITIONS AND DIVESTITURES	6 Months Ended
Jun. 30, 2018
Business Combinations and Discontinued Operations [Abstract]
DIVESTITURES
DIVESTITURES
A)    Investment in Midas Gold
On May 9, 2018, we announced the acquisition of 46.55 million common shares, representing approximately 19.9 percent of issued and outstanding common shares of Midas Gold Corporation in a non-brokered private placement for total consideration of $38 million. Upon acquisition of the shares, we have accounted for our interest as other investments with future changes in fair value recorded in other comprehensive income.

B)    Sale of 50% of Veladero
On April 6, 2017, we announced a strategic cooperation agreement with Shandong Gold Group Co., Ltd. (“Shandong”) where Shandong agreed to acquire 50 percent of Barrick’s Veladero mine in Argentina for $960 million. The transaction closed on June 30, 2017 and in the second quarter of 2017 we recognized a total gain of $689 million, partially on the sale of 50 percent to Shandong and partially upon remeasurement of our remaining interest in Veladero.

C)    Sale of 25% of the Cerro Casale Project
On March 28, 2017, we announced an agreement with Goldcorp Inc. (“Goldcorp”) to form a new partnership at the Cerro Casale Project in Chile. The transaction closed on June 9, 2017. Under the terms of the agreement, Goldcorp agreed to purchase a 25 percent interest in the Cerro Casale Project from Barrick. This transaction, coupled with the concurrent purchase by Goldcorp of Kinross Gold Corporation’s (“Kinross”) 25 percent interest in the Cerro Casale Project, resulted in Barrick and Goldcorp each holding a 50 percent interest in the newly formed Cerro Casale joint operation. This ownership change coupled with the specific terms of the agreement caused a change in control of the Cerro Casale Project and we remeasured our retained interest in the joint operation at fair value at the date control was lost.

The total consideration received by Barrick and Kinross implied a fair value of $1.2 billion for 100 percent of the Cerro Casale Project, which resulted in a reversal of previously recorded impairment charges of $1.12 billion in the first quarter of 2017. We recognized a gain of $193 million due to the deconsolidation of the non-controlling interest in the Cerro Casale Project in the second quarter of 2017.

This joint operation is now referred to as Norte Abierto and includes the Cerro Casale, Caspiche and Luciano deposits.